Transfers of Financial Assets Not Qualifying for Derecognition - Carrying Amount of Financial Assets that Did Not Qualify for Derecognition and their Associated Financial Liabilities (Detail) - GBP (£)
£ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of financial assets not derecognised in their entirety	£ 23,957	£ 20,910
Carrying amount of associated financial liabilities	(12,077)	(11,382)
Sale and Repurchase Agreements [member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of financial assets not derecognised in their entirety	10,808	5,600
Carrying amount of associated financial liabilities	(7,734)	(3,831)
Securities Lending [member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of financial assets not derecognised in their entirety	302	244
Carrying amount of associated financial liabilities	(235)	(117)
Securitisations [member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of financial assets not derecognised in their entirety	12,847	15,066
Carrying amount of associated financial liabilities	£ (4,108)	£ (7,434)